Summary Prospectus	December 16, 2013

Invesco Macro Long/Short Fund

Class: A (LSTAX), C (LSTCX), R (LSTRX), Y (LSTYX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated December 16, 2013, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective(s)
The Fund’s investment objective is to seek a positive absolute return over a complete economic and market cycle.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page G-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	C	R	Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	C	R	Y

Management Fees	1.25%	1.25%	1.25%	1.25%

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None

Other Expenses[1]	2.37	2.37	2.37	2.37

Total Annual Fund Operating Expenses	3.87	4.62	4.12	3.62

Fee Waiver and/or Expense Reimbursement[2]	2.00	2.00	2.00	2.00

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.87	2.62	2.12	1.62

1	“Other Expenses” are based on estimated amounts for the current fiscal year.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least December 31, 2015, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.87%, 2.62%, 2.12% and 1.62%, respectively, of average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2015. The fee waiver agreement cannot be terminated during its term.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$729	$1,306

Class C	$365	$1,022

Class R	$215	$874

Class Y	$165	$725

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$729	$1,306

Class C	$265	$1,022

Class R	$215	$874

Class Y	$165	$725

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. No portfolio turnover rate is disclosed because the Fund had not yet commenced operations prior to the date of this prospectus.

Principal Investment Strategies of the Fund
The Fund will attempt to achieve its objective primarily through investments in equity securities, derivative instruments and cash.

The Fund will generally seek to create a strategic net equity exposure of approximately 35%–45% of the Fund’s assets by owning stocks and through the use of equity index futures. However, the Fund’s net equity exposure may vary between approximately -20% and 100% of the Fund’s assets, depending on the Adviser’s short-term and long-term views of whether the particular equity markets in which the Fund invests are

1        Invesco Macro Long/Short Fund

MLS-SUMPRO-1

attractive or not. Equity exposure greater than or less than the Fund’s equity exposure through owning stocks will generally be achieved through investments in futures and other derivatives. The Fund’s assets that are not invested in equities or derivatives will be held in cash or cash equivalent instruments, including affiliated money market funds. The larger the value of the Fund’s derivative positions, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives. The Adviser believes that the Fund’s low exposure to equity markets relative to mutual funds with more traditional investment strategies will result in less volatility than other global equity mutual funds.

The Fund’s investments will provide exposure to issuers located in both the U.S. and foreign countries, including issuers located in emerging markets countries (i.e., those that are in the initial stages of their industrial cycles). From time to time, the Fund’s exposure to a particular country’s equity market may be negative (sometimes referred to as short exposure), meaning that the value of the Fund’s exposure to that country would increase when the country’s equity market decreased in value.

The Fund may invest in companies of any market capitalization.

The investment team employs a three-step investment and portfolio construction process.

In the first step, the portfolio managers seek to obtain core equity exposure by investing in companies included in indices with alternative weighting schemes (sometimes referred to as “smart beta” indices). These indices are created and maintained by third-party index providers and differ from traditional, market capitalization-based indices in that they use equal weighting, low volatility or other methodologies to determine the stocks included in the indices and the weights of individual stocks within the indices. The management team intends to invest in companies in approximately the same proportion as they are represented in the smart beta indices that the management team determines are representative of the equity markets in which the Fund seeks to invest. Different portions or “sleeves” of the Fund will seek to track different smart beta indices to achieve what the management team believes is appropriate diversification.

The second step seeks to determine whether individual equity markets are attractively priced relative to fundamentals. The management team uses a proprietary fundamental methodology in determining individual equity market valuations. The investment approach focuses on four concepts: absolute valuation, relative valuation, the economic environment, and historic price movements. When the balance of these concepts is positive, the management team will increase exposure to a region or country’s equity market by purchasing more relative to the strategic allocation. In a like manner, the management team will reduce exposure to a region or country’s equity market strategic assets when the balance of these concepts is negative.

In the third step, the portfolio managers actively adjust portfolio positions to reflect the near-term environment while remaining consistent with what they believe is an optimized portfolio structure. The portfolio managers set controlled ranges around these tactical, near-term adjustments in order to maintain what they believe is an optimal long-term allocation. The tactical ranges differ for each equity market based on the management team’s estimates of risk for each such market.

The Fund uses derivatives and other leveraged instruments to increase and decrease the Fund’s exposure to equities. The Fund may hold long and short positions in derivatives. A long derivative position involves the Fund buying a derivative with the anticipation of a price increase of the underlying asset. A short derivative position involves the Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives may be greater than other mutual funds. The derivatives in which the Fund will invest will include but are not limited to equity-related futures and swap agreements, such as total return swaps.

Futures contracts and swap contracts will be used to increase or reduce equity market exposure in the jurisdictions in which the Fund invests. In addition to using derivatives to increase or reduce equity exposure, the Fund may also use derivatives for hedging foreign currency exposure, which means that they may be used when the Fund’s portfolio managers seek to protect the Fund’s investments from currency fluctuations.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other asset. In addition to risks relating to their underlying assets, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, margin, leverage, correlation, liquidity, tax, market, interest rate and management risks, as well as the risk of potential increased regulation of derivatives. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Each of these risks is greater for the Fund than mutual funds that do not use derivatives to implement their investment strategy.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Equity Risk. Equity risk is the risk that the value of securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests, either directly or through derivative instruments. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities held by the Fund; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities held by the Fund. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Large Capitalization Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Returns on investments in large capitalization companies could trail the returns on investments in smaller companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results. The portfolio managers’ use of instruments that provide economic leverage increases the volatility of the Fund’s net asset value, which increases the potential of greater losses that may cause the Fund to liquidate positions when it may not be advantageous to do so. In addition, the Fund will likely

2        Invesco Macro Long/Short Fund

underperform the broader equity markets in which the Fund invests during market rallies when the Fund’s equity exposure is less than 100% of the Fund’s assets. Such underperformance could be significant during sudden or significant market rallies.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Short Sales Risk. Short sales may cause the Fund to repurchase a security at a higher price, thereby causing the Fund to incur a loss. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited. In order to establish a short position in a security, the Fund must borrow the security from a broker. The Fund may not always be able to borrow a security the Fund seeks to sell short at a particular time or at an acceptable price. The Fund also may not always be able to close out the short position by replacing the borrowed securities at a particular time or at an acceptable price. The Fund will incur increased transaction costs associated with selling securities short. In addition, taking short positions in securities results in a form of leverage which may cause the Fund to be volatile.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

		Length of Service
Portfolio Managers	Title	on the Fund

Scott Wolle	Portfolio Manager	2013

Scott Hixon	Portfolio Manager	2013

Mark Ahnrud	Portfolio Manager	2013

Chris Devine	Portfolio Manager	2013

Christian Ulrich	Portfolio Manager	2013

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078, or by telephone at 800-959-4246.

There are no minimum investments for Class R shares for Fund accounts. The minimum investments for Class A, C and Y shares for Fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Employer Sponsored Retirement and Benefit Plans and Employer Sponsored IRAs	None	None

IRAs and Coverdell ESAs if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn for the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        Invesco Macro Long/Short Fund

invesco.com/us  MLS-SUMPRO-1

Summary Prospectus	December 16, 2013

Invesco Macro Long/Short Fund

Class: R5 (LSTFX), R6 (LSTSX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 659-1005 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated December 16, 2013, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective(s)
The Fund’s investment objective is to seek a positive absolute return over a complete economic and market cycle.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	R5	R6

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	R5	R6

Management Fees	1.25%	1.25%

Distribution and/or Service (12b-1) Fees	None	None

Other Expenses[1]	2.26	2.21

Total Annual Fund Operating Expenses	3.51	3.46

Fee Waiver and/or Expense Reimbursement[2]	1.89	1.84

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.62	1.62

1	“Other Expenses” are based on estimated amounts for the current fiscal year.
2	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least December 31, 2015, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 1.62% of average daily net assets. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2015. The fee waiver agreement cannot be terminated during its term.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class R5	$165	$713

Class R6	$165	$708

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. No portfolio turnover rate is disclosed because the Fund had not yet commenced operations prior to the date of this prospectus.

Principal Investment Strategies of the Fund
The Fund will attempt to achieve its objective primarily through investments in equity securities, derivative instruments and cash.

The Fund will generally seek to create a strategic net equity exposure of approximately 35%–45% of the Fund’s assets by owning stocks and through the use of equity index futures. However, the Fund’s net equity exposure may vary between approximately -20% and 100% of the Fund’s assets, depending on the Adviser’s short-term and long-term views of whether the particular equity markets in which the Fund invests are attractive or not. Equity exposure greater than or less than the Fund’s equity exposure through owning stocks will generally be achieved through investments in futures and other derivatives. The Fund’s assets that are not invested in equities or derivatives will be held in cash or cash equivalent instruments, including affiliated money market funds. The larger the value of the Fund’s derivative positions, the more the Fund will be required to maintain cash and cash equivalents as margin or collateral for such derivatives. The Adviser believes that the Fund’s low exposure to equity markets relative to mutual funds with more traditional investment strategies will result in less volatility than other global equity mutual funds.

The Fund’s investments will provide exposure to issuers located in both the U.S. and foreign countries, including issuers located in emerging markets countries (i.e., those that are in the initial stages of their industrial cycles). From time to time, the Fund’s exposure to a particular country’s equity market may be negative (sometimes referred to as short exposure), meaning that the value of the Fund’s exposure to that country would increase when the country’s equity market decreased in value.

The Fund may invest in companies of any market capitalization.

1        Invesco Macro Long/Short Fund

MLS-SUMPRO-2

The investment team employs a three-step investment and portfolio construction process.

In the first step, the portfolio managers seek to obtain core equity exposure by investing in companies included in indices with alternative weighting schemes (sometimes referred to as “smart beta” indices). These indices are created and maintained by third-party index providers and differ from traditional, market capitalization-based indices in that they use equal weighting, low volatility or other methodologies to determine the stocks included in the indices and the weights of individual stocks within the indices. The management team intends to invest in companies in approximately the same proportion as they are represented in the smart beta indices that the management team determines are representative of the equity markets in which the Fund seeks to invest. Different portions or “sleeves” of the Fund will seek to track different smart beta indices to achieve what the management team believes is appropriate diversification.

The second step seeks to determine whether individual equity markets are attractively priced relative to fundamentals. The management team uses a proprietary fundamental methodology in determining individual equity market valuations. The investment approach focuses on four concepts: absolute valuation, relative valuation, the economic environment, and historic price movements. When the balance of these concepts is positive, the management team will increase exposure to a region or country’s equity market by purchasing more relative to the strategic allocation. In a like manner, the management team will reduce exposure to a region or country’s equity market strategic assets when the balance of these concepts is negative.

In the third step, the portfolio managers actively adjust portfolio positions to reflect the near-term environment while remaining consistent with what they believe is an optimized portfolio structure. The portfolio managers set controlled ranges around these tactical, near-term adjustments in order to maintain what they believe is an optimal long-term allocation. The tactical ranges differ for each equity market based on the management team’s estimates of risk for each such market.

The Fund uses derivatives and other leveraged instruments to increase and decrease the Fund’s exposure to equities. The Fund may hold long and short positions in derivatives. A long derivative position involves the Fund buying a derivative with the anticipation of a price increase of the underlying asset. A short derivative position involves the Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. The Fund’s use of derivatives and the leveraged investment exposure created by the use of derivatives may be greater than other mutual funds. The derivatives in which the Fund will invest will include but are not limited to equity-related futures and swap agreements, such as total return swaps.

Futures contracts and swap contracts will be used to increase or reduce equity market exposure in the jurisdictions in which the Fund invests. In addition to using derivatives to increase or reduce equity exposure, the Fund may also use derivatives for hedging foreign currency exposure, which means that they may be used when the Fund’s portfolio managers seek to protect the Fund’s investments from currency fluctuations.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index, commodity or other asset. In addition to risks relating to their underlying assets, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives may include counterparty, margin, leverage, correlation, liquidity, tax, market, interest rate and management risks, as well as the risk of potential increased regulation of derivatives. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Each of these risks is greater for the Fund than mutual funds that do not use derivatives to implement their investment strategy.

Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.

Equity Risk. Equity risk is the risk that the value of securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests, either directly or through derivative instruments. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities held by the Fund; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities held by the Fund. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Large Capitalization Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Returns on investments in large capitalization companies could trail the returns on investments in smaller companies.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results. The portfolio managers’ use of instruments that provide economic leverage increases the volatility of the Fund’s net asset value, which increases the potential of greater losses that may cause the Fund to liquidate positions when it may not be advantageous to do so. In addition, the Fund will likely underperform the broader equity markets in which the Fund invests during market rallies when the Fund’s equity exposure is less than 100% of the Fund’s assets. Such underperformance could be significant during sudden or significant market rallies.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Short Sales Risk. Short sales may cause the Fund to repurchase a security at a higher price, thereby causing the Fund to incur a loss. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited. In order to establish a short position in a security, the Fund must borrow the security from a broker. The Fund may not always be able to borrow a security the Fund seeks to sell short at a particular time or at an acceptable price. The Fund also may not always be able to close out the short position by replacing the borrowed securities at a particular time or at an acceptable price. The Fund will incur increased

2        Invesco Macro Long/Short Fund

transaction costs associated with selling securities short. In addition, taking short positions in securities results in a form of leverage which may cause the Fund to be volatile.

Small- and Mid-Capitalization Risks. Stocks of small- and mid-sized companies tend to be more vulnerable to adverse developments in the above factors and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small- and mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time.

Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

		Length of Service
Portfolio Managers	Title	on the Fund

Scott Wolle	Portfolio Manager	2013

Scott Hixon	Portfolio Manager	2013

Mark Ahnrud	Portfolio Manager	2013

Chris Devine	Portfolio Manager	2013

Christian Ulrich	Portfolio Manager	2013

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

There is no minimum initial investment for (i) a defined contribution plan with at least $100 million of combined defined contribution and defined benefit plan assets, or (ii) Employer Sponsored Retirement and Benefit Plans investing through a retirement platform that administers at least $2.5 billion in retirement plan assets and trades multiple plans through an omnibus account. All other Employer Sponsored Retirement and Benefit Plans must meet a minimum initial investment of at least $1 million in each Fund in which it invests.

The minimum initial investment for all other institutional investors is $10 million, unless such investment is made by an investment company, as defined under the Investment Company Act of 1940, as amended (1940 Act), that is part of a family of investment companies which own in the aggregate at least $100 million in securities, in which case there is no minimum initial investment.

Tax Information
The Fund’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case your distributions generally will be taxed when withdrawn for the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        Invesco Macro Long/Short Fund

invesco.com/us  MLS-SUMPRO-2